Related Party Transactions - Schedule of Related Parties and their Relationships with the Company (Details)	12 Months Ended
Dec. 31, 2024
Tu Jingyi (“Mr. Tu”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Shareholder of the Company	[1]
Guardforce AI Technology Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Holding Company	[1]
Guardforce AI Service Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Holding Company	[1]
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu	[1]
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu	[1]
Nanjing Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Nanchang Zongkun Intelligent Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Sichuan Qiantu Guardforce Robot Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
CSF Mingda Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Shenzhen Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Shenzhen Qianban Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Guardforce Security Service (Shanghai) Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Shenzhen Guardforce Qiyun Technology Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Shanghai Yongan Security Alarm System Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu is the majority shareholder of its ultimate holding company	[1]
Guardforce Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
Guardforce Holdings (HK) Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Mr. Tu’s father	[1]
Guardforce TH Group Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder	[1]
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
Guardforce Aviation Security Company Limited [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
Perfekt Technology & System Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Mr. Tu’s father is the majority shareholder of its ultimate holding company	[1]
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship of related or non-related parties with the Company	Controlled by Jia Lin, President of the Company	[2]

[1]	Since June 30, 2024, these companies are no longer considered to be the related parties.
[2]	On May 13, 2024, the Company entered into a Share Transfer Agreement(“InnoAI Agreement”) to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.